UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                      Form 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment  [ ]; Amendment Number: ______
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Old Mutual Capital, Inc.
Address:    4643 S. Ulster Street, 7th Floor
            Denver CO 80237

Form 13F File Number: 028-11581

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kathryn A. Burns
Title:      Chief Compliance Officer
Phone:      720.200.7718


Signature, Place, and Date of Signing:

/s/ Kathryn A. Burns		   Denver, Colorado   April 20, 2012

The institutional investment manager filing this report also files this report with respect to its parent holding company Old Mutual (US) Holdings Inc. (Form 13F File No. 028-11931).

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name
--------------------    ----------------------------------------
028-05990               Acadian Asset Management LLC
028-04895               Analytic Investors, LLC
028-12481               Ashfield Capital Partners, LLC
028-01006               Barrow Hanley Mewhinney & Strauss, LLC
028-11628               Copper Rock Capital Partners LLC
028-11912               Dwight Asset Management Company LLC
028-04321               Heitman Real Estate Securities LLC
028-04041               Thompson Siegel & Walmsley LLC

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
Form 13F Information Table Entry Total:     29
Form 13F Information Table Value Total:     $563,823

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of All institutional investment managers with respect to which this report Is filed, other than the manager filing this report.

No.   Form 13F File Number    Name
1     028-11931               Old Mutual (US) Holdings, Inc.

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- x$1000    PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
  APPLE COMPUTER INC             COM              037833100    32959    54981 SH       DEFINED 01            54981        0        0
  ABBOTT LABORATORIES            COM              002824100    17069   278500 SH       DEFINED 01           278500        0        0
  ARCHER-DANIELS-MIDLAND CO      COM              039483102    27069   855000 SH       DEFINED 01           855000        0        0
  AETNA  INC.                    COM              00817Y108    19562   390000 SH       DEFINED 01           390000        0        0
  BAKER HUGHES IN                COM              057224107    23906   570000 SH       DEFINED 01           570000        0        0
  BK OF NEW YORK                 COM              064058100    21476   890000 SH       DEFINED 01           890000        0        0
  BERKSHIRE HATHAWAY - CL B      CLB              084670702    23236   286330 SH       DEFINED 01           286330        0        0
  CELGENE CORP                   COM              151020104     6589    85000 SH       DEFINED 01            85000        0        0
  CONSOL ENERGY INC              COM              20854P109     6649   195000 SH       DEFINED 01           195000        0        0
  CISCO SYSTEMS INC              COM              17275R102    12352   584013 SH       DEFINED 01           584013        0        0
  CVS CORP                       COM              126650100    18032   402500 SH       DEFINED 01           402500        0        0
  GENERAL ELECTRIC               COM              369604103    30539  1521620 SH       DEFINED 01          1521620        0        0
  GOOGLE INCORPORATED            COM              38259P508     9106    14200 SH       DEFINED 01            14200        0        0
  HARTFORD FINL S                COM              416515104     8221   390000 SH       DEFINED 01           390000        0        0
  INVESCO LTD                    COM              G491BT108    23736   890000 SH       DEFINED 01           890000        0        0
  JPMORGAN CHASE & CO.           COM              46625H100    21027   457301 SH       DEFINED 01           457301        0        0
  METLIFE INC                    COM              59156R108    29242   782930 SH       DEFINED 01           782930        0        0
  MERCK & CO                     COM              58933Y105    10944   285000 SH       DEFINED 01           285000        0        0
  MICROSOFT CORP                 COM              594918104    20709   642135 SH       DEFINED 01           642135        0        0
  NRG ENERGY INC                 COM              629377508    16333  1042326 SH       DEFINED 01          1042326        0        0
  PEPSICO INC                    COM              713448108    18246   275000 SH       DEFINED 01           275000        0        0
  PRUDENTIAL FINANCIAL           COM              744320102    12647   199504 SH       DEFINED 01           199504        0        0
  QUALCOMM                       COM              747525103    17930   263600 SH       DEFINED 01           263600        0        0
  ROYAL DUTCH SHELL              ADS              780259206    21348   304400 SH       DEFINED 01           304400        0        0
  TRANSOCEAN LTD                 COM              H8817H100    28718   525000 SH       DEFINED 01           525000        0        0
  SUNCOR ENERGY INC              COM              867224107    25670   785000 SH       DEFINED 01           785000        0        0
  TEVA PHARMA ADR                ADS              881624209    13293   295000 SH       DEFINED 01           295000        0        0
  WEATHERFORD  INT LTD           COM              H27013103    22861  1515000 SH       DEFINED 01          1515000        0        0
  WELLPOINT INC                  COM              94973V107    24354   330000 SH       DEFINED 01           330000        0        0

S REPORT SUMMARY             29     DATA RECORDS          563823                1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED